Assets Pledged as Collateral - Schedule of the fair values of collateral available to sell or repledge And Collateral Sold Or repledged (Details) - Securities - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
The Fair Values Of Collateral Available To Sell Or Repledge And Collateral Sold Or Repledged [Line Items]
Fair value of collateral held	₩ 10,723,045	₩ 4,933,491
Fair value of collateral sold or repledged	0	0
Total	₩ 10,723,045	₩ 4,933,491